Note 26 - Related Party Transactions - Breakdown of Transactions with Sojitz (Details) - Sojitz Corporation [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Sales to Sojitz		$ 24,780	$ 12,469
Deduct: commission charges		(305)	(253)
Revenue	[1]	$ 24,475	$ 12,216

[1]	Amount receivable from Sojitz as at December 31, 2021 was $2.6 million (December 31, 2020 - $0.3 million).